SHARE BASED PAYMENTS (Details Narrative)						12 Months Ended
		Dec. 21, 2020 shares $ / shares	Dec. 10, 2020 shares	Nov. 29, 2019 shares	Nov. 29, 2018 shares	Jun. 30, 2021 AUD ($) shares $ / shares	Jun. 30, 2020 AUD ($) shares $ / shares		Jun. 30, 2019 AUD ($) $ / shares
IfrsStatementLineItems [Line Items]
Expenses arising from share-based payments | $						$ 714,578	$ (14,442)		$ 335,102
Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued							57,500,000
Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of options issued						12,850,000	125,000,000
Option exercise price | $ / shares							$ 0.008
Risk-free interest rate						0.111%	0.85%
Expected life of an option						3 years	3 years
Expected volatility						155.34%	136.00%
Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of options issued							125,000,000
Option exercise price | $ / shares							$ 0.008
Risk-free interest rate							0.85%
Expected life of an option							3 years
Expected volatility							136.00%
Mr Xue Lee [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued							3,750,000
Employee Stock Option [Member]
IfrsStatementLineItems [Line Items]
Number of options issued		12,850,000
Option exercise price | $ / shares		$ 0.008
Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			125,000,000	76,250,000	76,250,000
Expenses arising from share-based payments | $						$ 622,725	$ 38,500		$ 104,441
Consecutive share price hurdle									10 days
Risk-free interest rate									2.02%
Expected life of an option									2 years 9 months 18 days
Expected volatility									80.00%
Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued						15,000,000
Expenses arising from share-based payments | $						$ 38,500
Class A Performance Rights [Member] | Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued				7,500,000	7,500,000		7,500,000	[1]
Expenses arising from share-based payments | $	[1]						$ (11,229)
Class A Performance Rights [Member] | Dr Lindsay Wakefield [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			5,000,000	3,750,000	3,750,000	3,750,000
Expenses arising from share-based payments | $						$ 9,625
Class A Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			7,500,000	6,250,000		6,250,000
Expenses arising from share-based payments | $						$ 16,042
Class A Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			7,500.00	5,000,000	5,000,000	5,000,000
Expenses arising from share-based payments | $						$ 12,833
Class A Performance Rights [Member] | Mr Xue Lee [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued				3,750,000	3,750,000		3,750,000	[2]
Expenses arising from share-based payments | $	[2]						$ (5,616)
Class A Performance Rights [Member] | Mr Nicholas Burrows [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			5,000,000
Class B Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Performance hurdles, description						The Class B Performance Rights vest and are exercisable upon the Share price reaching $0.014 or greater for more than 10-day consecutive ASX trading days and sales commence on the Consumer Initiated Testing (CIT) platform in either Australia or the United States of America.
Class B Performance Rights [Member] | Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued				25,000,000	25,000,000		25,000,000	[1]
Expenses arising from share-based payments | $	[1]						$ (37,431)
Class B Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			25,000,000
Class B Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			25,000,000
Class C Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Performance hurdles, description						The Class C Performance Rights vest and are exercisable upon a minimum of 4,000 tests being processed in any 12 month period or the market cap of the Company reaching $100 million or above and being sustained for more than 10 consecutive ASX trading days, whichever happens sooner.
Class C Performance Rights [Member] | Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued				25,000,000	25,000,000		25,000,000	[1]
Expenses arising from share-based payments | $	[1]						$ (27,708)
Class C Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			25,000,000
Class C Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			25,000,000
Class C Performance Rights [Member] | Mr. Stanley Sack [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			3,937,500
Class D Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Performance hurdles, description						The Class D Performance Rights vest and are exercisable upon the Share price reaching $0.016 or greater for more than 15-day consecutive ASX trading days.
Class D Performance Rights [Member] | Mr Simon Morris [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			60,000,000
Class E Performance Rights [Member] | Mr. Stanley Sack [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued			3,937,500
Monte Carlo Simulation [Member]
IfrsStatementLineItems [Line Items]
Option exercise price | $ / shares						$ 0.0			$ 0.0
Consecutive share price hurdle						10 days
Expected life of an option						2 years
Expected volatility						158.23%
Classa Performance Rights One [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued							11,250,000
Expenses arising from share-based payments | $							$ (16,845)
Performance hurdles, description						The Class A Performance Rights vest and are exercisable upon the Share price reaching $0.012 or greater for more than 10-day consecutive ASX trading days.	The Class A Performance Rights vest and are exercisable upon the Share price reaching $0.02 or greater for more than 10 day consecutive ASX trading days.

[1]	Dr. Paul Kasian resigned on September 24, 2019.
[2]	Mr. Xue Lee resigned on July 9, 2019